Condensed Consolidated Statements of Operations - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Development services revenue						$ 0	$ 19,601,000
Operating expenses:
Cost of revenue						0	160,000
Research and development				$ 318,921,000	$ 75,580,000	179,426,000	107,368,000
Selling, general and administrative				54,326,000	14,702,000	38,693,000	25,591,000
Total operating expenses				373,247,000	90,282,000	218,119,000	133,119,000
Loss from operations				(373,247,000)	(90,282,000)	(218,119,000)	(113,518,000)
Other income (expense):
Interest and other income				261,000	3,217,000
Unrealized gain on investments held in Trust Account				0	289,000	(125,000)	125,000
Interest income						3,717,000	11,701,000
Other expense				(88,000)	(4,000)	(45,000)	(31,000)
Loss before income taxes				(373,074,000)	(87,069,000)	(214,447,000)	(101,848,000)
Income tax expense (benefit)				(2,643,000)	0	2,000	(7,771,000)
Net loss				$ (370,431,000)	$ (87,069,000)	$ (214,449,000)	$ (94,077,000)
Basic and diluted net loss per share				$ (1.57)	$ (0.71)	$ (1.72)	$ (0.80)
Basic and diluted weighted-average shares outstanding				236,133,823	123,200,467	124,743,865	117,188,874
Reinvent Technology Partners Y [Member]
General and administrative expenses		$ 799,535	$ 18,620	$ 1,008,041
Operating expenses:
Loss from operations		(799,535)		(1,008,041)
Other income (expense):
Change in fair value of derivative warrant liabilities		(2,841,130)		(3,753,970)
Financing costs - derivative warrant liabilities		0		(1,111,480)
Unrealized gain on investments held in Trust Account		34,940		43,775
Total other income (expense)		(2,806,190)		(4,821,675)
Net loss		(3,605,725)	$ (18,620)	(5,829,716)
Basic and diluted net loss per share			$ 0.00
Basic and diluted weighted-average shares outstanding	[1],[2]		21,250,000
Class A Ordinary Shares | Reinvent Technology Partners Y [Member]
Other income (expense):
Unrealized gain on investments held in Trust Account		$ 34,940		$ 43,775
Basic and diluted net loss per share
Basic and diluted weighted-average shares outstanding		97,746,081		97,746,566
Class B Ordinary Shares | Reinvent Technology Partners Y [Member]
Other income (expense):
Net loss		$ (3,605,725)		$ (5,829,716)
Basic and diluted net loss per share		$ (0.16)		$ (0.25)
Basic and diluted weighted-average shares outstanding		24,437,500		23,099,102

[1]	On February 10, 2021, the Company effected a share capitalization resulting in an aggregate of 24,437,500 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[2]	This number excludes an aggregate of up to 3,187,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.